Note 23 - Subsequent Events (Details Textual) - Potential ordinary share transactions [member] - Gold Royalty Corp [member]	Dec. 04, 2020 CAD ($) shares	Dec. 04, 2020 USD ($) shares
Statement Line Items [Line Items]
Issue of equity, number of shares (in shares)	1,325,000	1,325,000
Proceeds from issuing shares	$ 3,703,660	$ 2,848,750